Spin-out transaction of the mining activities (Tables)	12 Months Ended
Dec. 31, 2020
Spin Out Transaction Of Mining Activities [Abstract]
Disclosure of deemed consideration paid for deemed acquisition under spin-out transaction [Table Text Block]
Deemed consideration paid for the deemed acquisition of Barolo	$

233,395 common shares of Osisko Development deemed issued (i)	1,751
Transaction fees	500
2,251

Net liabilities deemed assumed

Net liabilities of Barolo	(164)
Net cost of listing	2,415

(i) Represents the deemed listing fees of Osisko Development.